Related Party Transactions - Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties (Details) - Related Parties [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue earned from companies controlled by a shareholder with significant influence over the Company
- Internet leads generation and marketing service income	$ 27,320	$ 92,012	$ 103,236	$ 161,451	$ 197,835
- Insurance commission income	282,052	637,629	1,077,441	695,088	93,593
- Marketing income		26,054	$ 75,314	$ 25,161	$ 32,398
Purchase from a company controlled by a shareholder with significant influence over the Company	$ 577,658	$ 664,153